ENTITY-WIDE DISCLOSURE (Tables)	12 Months Ended
Dec. 31, 2017
Segments, Geographical Areas [Abstract]
Schedule of total revenues by geographical location
Total revenues - by geographical location were attributed according to costumer residential country as follows:

	Year ended December 31,
	2017	2016	2015
	Total revenues	Total revenues	Total revenues
Sale of products
Israel	$6,289	$5,005	$4,102
United states	19,004	18,350	20,013
Other	10,760	7,076	7,224
	$36,053	$30,431	$31,339

	Year ended December 31,
	2017	2016	2015
	Total revenues	Total revenues	Total revenues
Sale of Services
Israel	$3,704	$2,665	$814
United states	40,047	39,596	32,738
Other	26,723	23,102	20,716
	$70,474	$65,363	$54,268

Schedule of long-lived assets by geographical location
Total long-lived assets - by geographical location were as follows:

	December 31,
	2017	2016

Israel	$12,395	$12,349
United states	8,926	8,949
Total	$21,321	$21,298